United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Six months ended 04/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Institutional | FIHBX	R6 | FIHLX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	10.3%
Technology	8.2%
Cable Satellite	8.2%
Packaging	5.9%
Independent Energy	5.9%
Midstream	5.4%
Media Entertainment	5.1%
Wireless Communications	4.2%
Pharmaceuticals	3.9%
Other[3]	34.6%
Cash Equivalents[4]	6.3%
Other Assets and Liabilities—Net[5]	2.0%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.7%
	Aerospace/Defense—1.1%
$12,250,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$12,785,937
8,155,000	TransDigm, Inc., 5.50%, 10/15/2020	8,165,194
5,450,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,538,563
20,825,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	21,228,484
18,775,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	19,150,500
11,325,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	11,409,938
	TOTAL	78,278,616
	Automotive—2.0%
15,650,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	14,711,000
4,975,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	5,149,125
20,575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	20,543,109
13,325,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	14,457,625
11,225,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	11,674,000
10,225,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	10,403,937
8,025,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	7,533,469
8,575,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	8,199,844
5,275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	5,261,813
7,375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	7,540,937
2,000,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	1,972,500
22,625,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	21,720,000
7,141,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	7,533,755
	TOTAL	136,701,114
	Banking—0.7%
5,650,000	Ally Financial, Inc., 4.75%, 9/10/2018	5,698,025
24,325,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	25,176,375
2,500,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,505,000
3,100,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	3,115,841
1,150,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,158,625
1,450,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,462,688
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Banking—continued
$4,950,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	$4,925,250
2,450,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	2,517,375
	TOTAL	46,559,179
	Building Materials—1.5%
4,181,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	4,248,941
3,025,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	3,126,186
3,625,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,815,313
6,925,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	6,578,750
8,525,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	8,887,312
8,475,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	8,347,875
5,875,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	6,183,438
2,450,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 12/15/2025	2,357,390
2,200,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 12/15/2027	2,079,000
7,750,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	8,021,250
14,850,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	14,928,705
1,400,000	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	1,448,563
22,475,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	21,519,812
2,400,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	2,406,000
8,450,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,861,938
	TOTAL	102,810,473
	Cable Satellite—8.2%
1,525,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,530,719
11,600,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	11,273,750
14,875,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	15,730,312
5,100,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	5,197,283
11,150,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	11,317,250
5,725,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,642,703
12,600,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	12,537,000
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,173,255
21,050,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	19,542,399
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$17,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	$16,581,645
12,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	12,820,626
10,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	9,898,000
11,450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	10,791,625
23,725,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	22,830,567
17,850,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	17,626,875
21,975,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	21,865,125
4,150,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,123,233
13,825,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	14,084,219
9,375,000	Charter Communications Holdings II, 5.125%, 2/15/2023	9,442,500
11,525,000	Charter Communications Holdings II, 5.75%, 1/15/2024	11,662,147
15,825,000	DISH DBS Corp., 5.00%, 3/15/2023	13,708,406
12,050,000	DISH DBS Corp., 5.875%, 7/15/2022	11,101,062
21,650,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	18,591,937
6,100,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	5,554,813
8,850,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	8,684,063
7,175,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	7,587,563
23,075,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	19,411,844
23,175,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	22,045,219
7,950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	7,810,875
9,150,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	10,167,938
7,375,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	7,623,906
18,125,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	17,943,750
7,425,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,646,918
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	5,365,500
9,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	9,102,188
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	11,889,460
32,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	31,488,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$2,625,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	$2,697,188
20,750,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	21,917,187
16,650,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	15,921,562
6,000,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	5,790,000
9,350,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,466,875
13,025,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	12,390,031
3,925,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	3,861,219
18,250,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	17,246,250
3,450,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,277,500
14,175,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	13,306,781
	TOTAL	560,269,268
	Chemicals—2.2%
20,925,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	21,291,187
19,075,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	18,455,062
26,325,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	24,778,406
5,275,000	Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,393,688
5,800,000	Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	6,038,090
9,325,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	9,511,500
2,550,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	2,706,188
2,250,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	2,233,125
16,200,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	15,815,250
38,650,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	39,712,875
2,075,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	2,126,253
	TOTAL	148,061,624
	Construction Machinery—0.6%
3,625,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,615,938
21,175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	20,116,250
3,475,000	United Rentals, Inc., 5.75%, 11/15/2024	3,609,656
4,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	4,225,000
8,350,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,569,187
3,400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,557,250
	TOTAL	43,693,281
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—0.6%
$18,800,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	$19,687,360
7,350,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	7,221,375
3,325,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	3,570,219
13,425,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	13,109,512
	TOTAL	43,588,466
	Consumer Products—1.5%
24,150,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	23,968,875
4,600,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	4,416,000
20,625,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	20,753,906
28,250,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	28,532,500
8,350,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	8,383,818
8,325,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	8,491,500
8,250,000	Springs Industries, Inc., 6.25%, 6/1/2021	8,384,062
	TOTAL	102,930,661
	Diversified Manufacturing—1.3%
18,925,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	18,357,250
14,589,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	14,772,821
8,925,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	9,415,875
14,200,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	14,182,250
15,475,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	15,765,156
12,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	12,722,563
	TOTAL	85,215,915
	Environmental—0.4%
16,125,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	16,528,125
8,750,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	8,662,500
	TOTAL	25,190,625
	Finance Companies—2.2%
2,150,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	2,150,000
4,100,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	4,052,645
21,850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	21,522,250
5,325,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	5,478,094
3,925,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	3,974,062
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$9,550,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	$10,027,500
9,375,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	9,433,594
5,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	5,136,000
3,400,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	3,391,500
46,125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	44,914,219
36,750,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	36,198,750
6,350,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	5,818,187
	TOTAL	152,096,801
	Food & Beverage—2.6%
23,775,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	14,235,281
3,000,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	2,917,500
10,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	11,092,500
13,575,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	13,241,191
14,125,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	14,248,594
11,150,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	10,230,125
16,800,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	17,346,000
8,550,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	8,496,562
2,150,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,163,438
2,425,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	2,509,875
20,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	19,434,500
9,700,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	9,554,500
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	7,142,687
29,575,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	28,942,095
16,100,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,462,250
	TOTAL	178,017,098
	Gaming—3.4%
6,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	6,296,820
12,275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	12,934,781
36,500,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	34,948,750
12,800,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	12,752,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$2,400,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	$2,490,000
1,450,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,464,500
5,000,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.50%, 1/15/2028	4,625,000
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	2,895,682
12,150,000	MGM Mirage, Inc., 7.75%, 3/15/2022	13,501,687
6,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,603,000
3,250,000	MGM Resorts International, 6.00%, 3/15/2023	3,404,375
8,050,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	7,657,563
18,625,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	18,694,844
9,075,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	8,712,000
17,450,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	18,322,500
16,325,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	15,794,437
24,975,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	25,099,875
995,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	999,975
14,075,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	13,512,000
14,650,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	14,082,312
10,075,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	9,763,179
	TOTAL	234,555,280
	Health Care—10.3%
7,425,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	7,538,602
20,050,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	20,852,000
26,250,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	25,265,625
11,900,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	11,989,250
6,925,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	6,976,938
20,950,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	21,264,250
6,500,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	6,012,500
12,925,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	11,818,297
23,100,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	12,762,750
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	5,174,978
2,675,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	2,596,422
19,275,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	19,130,437
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$8,100,000	HCA, Inc., 4.50%, 2/15/2027	$7,755,750
1,350,000	HCA, Inc., 4.75%, 5/1/2023	1,363,379
12,200,000	HCA, Inc., 5.00%, 3/15/2024	12,367,750
3,425,000	HCA, Inc., 5.25%, 6/15/2026	3,450,688
26,400,000	HCA, Inc., 5.875%, 2/15/2026	26,796,000
10,700,000	HCA, Inc., 5.875%, 5/1/2023	11,181,500
2,575,000	HCA, Inc., 6.25%, 2/15/2021	2,713,406
4,500,000	HCA, Inc., 5.875%, 3/15/2022	4,753,125
14,800,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	15,022,000
5,500,000	HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	5,761,250
22,550,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	22,493,625
12,175,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	13,422,937
7,050,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	6,803,250
8,375,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	8,291,250
7,675,000	LifePoint Health, Inc., 5.875%, 12/1/2023	7,607,844
3,900,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	3,729,375
7,875,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	7,924,219
2,550,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,537,250
44,625,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	45,535,796
14,225,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	14,865,125
61,350,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	61,043,250
19,900,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	20,248,250
26,675,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	26,741,687
28,300,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	28,583,000
22,100,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	20,995,000
46,425,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	40,621,875
5,775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	5,563,577
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	4,905,450
5,026,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,126,520
2,775,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	2,899,875
4,975,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,925,250
14,700,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	14,387,625
5,925,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	6,265,688
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$7,925,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	$7,895,281
6,825,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	6,628,099
24,975,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	24,647,203
4,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	4,610,719
20,675,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	23,000,937
15,500,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	15,306,250
	TOTAL	700,153,104
	Independent Energy—5.9%
6,125,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	6,163,281
5,525,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	5,580,250
4,975,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	5,105,594
3,300,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	3,350,490
17,125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	18,495,000
8,950,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	9,196,125
12,768,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	13,087,200
5,650,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	5,830,630
2,178,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,202,503
6,325,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	6,815,251
7,225,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	6,701,187
6,744,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	7,173,930
2,775,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	2,677,875
1,777,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,737,018
4,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	4,252,500
13,525,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	13,051,625
8,175,000	Continental Resources, Inc., 4.50%, 4/15/2023	8,297,625
23,000,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	22,770,000
2,275,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 4.75%, 11/1/2024	2,271,474
4,225,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	4,293,656
10,175,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	10,582,000
3,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,685,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$3,800,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	$3,828,500
6,300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	6,355,125
6,375,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	6,088,125
7,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	6,984,940
5,650,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	5,706,500
4,425,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	4,260,169
5,025,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	5,053,266
5,775,000	Laredo Petroleum, 5.625%, 1/15/2022	5,861,625
4,275,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	4,360,500
3,900,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	4,017,000
12,100,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	12,493,250
2,050,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,106,375
3,275,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	3,275,000
4,800,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	4,944,000
7,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	7,162,125
1,850,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	1,937,875
3,550,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	3,558,875
3,300,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,324,750
9,650,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	9,794,750
7,225,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,080,500
4,800,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	4,614,000
4,500,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	4,668,750
7,200,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	7,521,754
9,019,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	8,393,307
6,125,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	5,922,875
1,250,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 8/15/2022	1,234,375
875,000	Range Resources Corp., Sr. Unsecd. Note, 5.75%, 6/1/2021	901,250
4,225,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,045,437
3,800,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,705,000
4,350,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	4,382,625
5,425,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	5,547,062
14,625,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	14,844,375
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$6,850,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	$6,678,750
2,425,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	2,503,813
15,075,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	15,602,625
2,750,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	2,035,000
10,900,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	7,323,437
8,525,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	8,631,562
3,431,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	3,593,973
3,225,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	3,676,500
12,350,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	12,735,937
6,975,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	7,158,094
	TOTAL	405,234,215
	Industrial - Other—0.6%
2,875,000	Anixter International, Inc., 5.625%, 5/1/2019	2,936,094
25,325,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	24,630,588
11,700,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	11,378,250
	TOTAL	38,944,932
	Insurance - P&C—2.9%
22,275,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	21,110,017
21,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	20,864,250
19,450,000	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	19,518,075
26,225,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	26,356,125
41,550,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	43,315,875
17,800,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	18,423,000
23,200,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	22,852,000
22,750,000	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	22,977,500
	TOTAL	195,416,842
	Leisure—0.8%
2,375,000	Boyne USA, Inc., Series 144A, 7.25%, 5/1/2025	2,464,775
300,000	Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	305,253
1,175,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	1,172,063
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$2,100,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	$2,060,625
3,950,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	3,950,000
6,850,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	6,695,875
31,425,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	31,267,875
7,525,000		Voc Escrow Ltd., Term Loan—1st Lien, Series 144A, 5.00%, 2/15/2028	7,318,062
		TOTAL	55,234,528
		Lodging—0.5%
2,500,000		Hilton Domestic Operations, Sr. Unsecd. Note, 4.25%, 9/1/2024	2,406,250
15,550,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	15,627,750
2,250,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,275,313
10,500,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	10,657,500
		TOTAL	30,966,813
		Media Entertainment—5.1%
3,075,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,098,063
18,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	17,175,250
7,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	7,423,500
14,375,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	14,662,500
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,860,875
5,000,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	5,237,500
2,075,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,126,875
21,775,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	22,401,031
3,125,000		E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	2,914,063
15,200,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	16,484,400
440,000		Gannett Co., Inc., 5.125%, 10/15/2019	443,850
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	8,911,750
6,975,000		Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	7,123,219
4,375,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	4,183,594
19,375,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	18,696,875
3,875,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	3,981,563
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$8,625,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	$8,905,312
5,100,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	5,399,625
9,100,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	8,940,750
10,500,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,854,375
21,825,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	21,552,187
18,575,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	18,762,607
5,650,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,748,875
16,125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	15,903,281
3,725,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,794,844
3,800,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,852,250
6,650,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	6,841,188
18,825,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	18,683,812
9,850,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	9,185,125
9,525,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	9,441,656
23,400,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	23,809,500
13,675,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	13,469,875
9,825,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	9,382,875
3,250,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	3,201,250
1,400,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,405,250
4,800,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	4,836,000
	TOTAL	349,695,545
	Metals & Mining—2.1%
2,975,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	3,149,781
16,425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	16,240,219
2,125,000	Freeport-McMoRan, Inc., 3.55%, 3/1/2022	2,061,250
24,100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	23,166,125
27,725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	25,714,937
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$4,500,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	$4,713,750
9,200,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	9,789,352
2,425,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	2,500,054
9,050,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	9,468,562
3,625,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	3,597,813
2,450,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,502,063
1,825,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,859,219
7,800,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	8,034,000
6,025,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	6,311,187
12,700,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	13,557,250
575,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	612,375
8,100,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	9,061,875
	TOTAL	142,339,812
	Midstream—5.4%
8,700,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	8,591,250
5,975,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	5,975,000
8,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	8,078,625
16,025,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	15,984,937
16,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	16,550,000
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	687,750
11,275,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	11,049,500
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,208,625
15,825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	16,374,286
8,350,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	9,153,687
23,900,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	23,422,000
6,525,000	Energy Transfer Equity LP, 5.50%, 6/1/2027	6,541,313
16,925,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	17,326,969
14,150,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	12,858,812
11,650,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	11,213,125
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	10,777,812
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$26,875,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	$27,076,562
19,450,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	18,495,783
19,025,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	18,406,687
7,525,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	7,261,625
12,400,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	11,811,000
20,550,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	20,036,250
16,650,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	15,967,017
1,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	1,431,107
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	4,764,938
8,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	8,228,188
6,850,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	6,850,000
12,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	11,732,875
5,025,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	4,886,813
12,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	12,295,937
4,750,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	4,732,188
8,200,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	8,435,750
1,805,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	1,886,225
4,400,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,697,000
2,675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	2,675,000
	TOTAL	370,464,636
	Oil Field Services—1.4%
2,400,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	2,439,000
850,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	805,120
1,773,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	1,817,325
10,300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	10,776,375
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	7,188,750
13,050,000	Sesi LLC, 7.125%, 12/15/2021	13,294,688
17,550,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	18,208,125
7,400,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	7,538,750
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$10,600,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	$10,851,750
2,450,000	Weatherford Bermuda, Sr. Unsecd. Note, 9.875%, 2/15/2024	2,382,625
9,800,000	Weatherford International Ltd., 7.00%, 3/15/2038	7,742,000
11,700,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	11,027,250
3,875,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	3,022,500
	TOTAL	97,094,258
	Packaging—5.9%
23,975,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	24,574,375
3,500,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.625%, 5/15/2023	3,517,500
20,250,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	20,528,437
8,575,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	8,746,586
23,550,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	24,992,437
11,625,000	Berry Plastics Corp., 5.125%, 7/15/2023	11,741,250
20,450,000	Berry Plastics Corp., 5.50%, 5/15/2022	20,999,696
5,025,000	Berry Plastics Corp., 6.00%, 10/15/2022	5,251,125
17,550,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	17,711,460
41,300,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	42,526,610
2,400,000	Crown Americas LLC, 4.50%, 1/15/2023	2,367,000
10,075,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	9,747,562
42,050,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	42,339,094
15,925,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,482,375
8,350,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	7,807,250
825,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	840,469
8,875,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	8,886,094
2,725,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,796,531
7,625,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	8,025,313
21,150,776	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	21,329,500
26,975,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	28,138,297
1,100,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,223,750
8,125,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,277,344
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$1,625,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	$1,673,750
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,938,000
7,975,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	8,264,094
33,025,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	34,202,341
16,275,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	15,990,187
	TOTAL	400,918,427
	Paper—0.3%
5,750,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	5,419,375
20,479,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	18,277,508
	TOTAL	23,696,883
	Pharmaceuticals—3.9%
19,625,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	19,919,375
12,650,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	9,266,125
4,850,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	3,534,437
22,925,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	16,219,437
44,250,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	44,913,750
14,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	10,031,840
27,675,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	20,946,516
13,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	10,513,125
5,875,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	5,867,656
8,275,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	8,037,094
5,900,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	6,018,000
2,475,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	2,577,094
7,200,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	7,620,825
14,175,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	12,890,391
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$44,875,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	$40,644,185
5,250,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	5,315,100
11,175,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	11,356,594
2,750,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.25%, 4/1/2026	2,811,875
26,950,000	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	24,743,469
	TOTAL	263,226,888
	Refining—0.4%
26,525,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	27,188,125
2,425,000	Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	2,496,174
	TOTAL	29,684,299
	Restaurants—1.0%
32,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	31,820,551
9,875,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	9,418,281
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	8,529,188
1,925,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	1,941,266
5,175,000	Yum! Brands, Inc., 3.875%, 11/1/2023	4,974,469
5,500,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	5,493,125
6,850,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	6,901,375
	TOTAL	69,078,255
	Retailers—1.4%
25,300,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	14,863,750
8,975,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	8,705,750
16,225,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,448,094
19,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	19,841,250
8,050,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	4,689,125
12,825,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	13,113,562
20,650,000	Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	20,288,625
	TOTAL	97,950,156
	Supermarkets—0.5%
27,325,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	23,943,532
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$9,525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	$8,929,592
	TOTAL	32,873,124
	Technology—8.2%
35,050,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	35,137,625
3,725,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	3,733,195
13,925,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	14,520,990
8,850,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	9,159,750
4,025,000	CommScope Technologies Finance LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2027	3,864,000
6,350,000	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	6,484,937
2,150,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	2,217,066
24,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	25,929,231
20,675,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	21,863,812
11,650,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	11,909,795
46,450,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	47,268,449
14,475,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	15,182,538
6,950,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	6,982,665
30,000,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	30,487,500
34,575,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	34,963,969
34,650,000	Infor US, Inc., 6.50%, 5/15/2022	35,343,000
2,050,000	Iron Mountain, Inc., 5.75%, 8/15/2024	2,034,625
24,325,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	24,446,625
26,300,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	27,352,000
6,375,000	NCR Corp., 6.375%, 12/15/2023	6,614,062
2,775,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,782,770
7,600,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,581,000
4,175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,269,564
5,282,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	5,321,615
11,800,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	12,124,500
17,650,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	17,716,187
2,875,000	Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	3,133,750
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$21,375,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	$19,852,031
1,675,000	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	1,698,031
7,475,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	7,584,882
1,450,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,498,938
3,925,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	3,934,813
6,175,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,450,405
24,400,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	27,267,000
8,000,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	8,052,543
13,800,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	13,558,500
34,425,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	34,166,812
2,725,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	2,612,594
2,475,000	Verisign, Inc., 4.625%, 5/1/2023	2,493,563
2,625,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	2,526,563
12,200,000	Western Digital Corp., Sr. Unsecd. Note, 4.75%, 2/15/2026	12,047,500
	TOTAL	562,169,395
	Transportation - Services—0.5%
6,225,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	6,014,906
10,800,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	10,989,000
6,425,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	6,553,500
8,700,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	7,329,750
	TOTAL	30,887,156
	Utility - Electric—2.1%
25,525,000	Calpine Corp., 5.75%, 1/15/2025	23,419,187
1,625,000	Calpine Corp., Series 144A, 6.00%, 1/15/2022	1,667,656
10,950,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	10,518,844
3,025,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,055,250
2,300,000	Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,213,750
23,925,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	25,270,781
15,525,000	NRG Energy, Inc., 6.25%, 5/1/2024	16,126,594
11,875,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	12,290,625
9,850,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	10,564,125
6,850,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	6,798,625
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	$1,699,563
22,625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	21,267,500
4,600,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	4,927,750
	TOTAL	139,820,250
	Wireless Communications—4.2%
5,375,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	5,153,281
29,675,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	26,855,875
8,400,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	7,539,000
5,500,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	5,444,725
6,575,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,287,344
46,750,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	45,522,813
19,700,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	20,143,250
27,475,000	Sprint Corp., 7.125%, 6/15/2024	28,359,420
24,150,000	Sprint Corp., 7.875%, 9/15/2023	25,961,250
22,600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,843,000
7,825,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	8,255,375
3,050,000	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,225,985
19,775,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	20,244,656
875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	843,281
10,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	10,093,186
7,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	7,953,750
2,200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,230,250
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,687,969
3,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,201,585
9,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,630,375
11,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	12,048,750
8,275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	8,812,875
	TOTAL	283,337,995
	TOTAL CORPORATE BONDS (IDENTIFIED COST $6,309,593,244)	6,257,155,914
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—6.3%
119,883,957	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[3]	$119,883,957
49,964,009	High Yield Bond Portfolio	311,775,414
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $425,276,787)	431,659,371
	TOTAL INVESTMENT IN SECURITIES—98.0% (IDENTIFIED COST $6,734,870,031)[4]	6,688,815,285
	OTHER ASSETS AND LIABILITIES - NET—2.0%[5]	136,745,904
	TOTAL NET ASSETS—100%	$6,825,561,189
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	230,653,200	49,964,009	280,617,209
Purchases/Additions	618,755,353	—	618,755,353
Sales/Reductions	(729,524,596)	—	(729,524,596)
Balance of Shares Held 4/30/2018	119,883,957	49,964,009	169,847,966
Value	$119,883,957	$311,775,414	$431,659,371
Change in Unrealized Appreciation/Depreciation	$1,688	$(10,992,082)	$(10,990,394)
Net Realized Gain/(Loss)	$(18,293)	$—	$(18,293)
Dividend Income	$1,482,198	$9,693,127	$11,175,325
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $6,724,064,547.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,257,155,914	$—	$6,257,155,914
Investment Companies[1]	119,883,957	—	—	431,659,371
TOTAL SECURITIES	$119,883,957	$6,257,155,914	$—	$6,688,815,285
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $311,775,414 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended October 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.09	$9.84	$9.61	$10.18	$10.26	$10.13
Income From Investment Operations:
Net investment income (loss)	0.28	0.56	0.57	0.59	0.61[1]	0.66[1]
Net realized and unrealized gain (loss)	(0.35)	0.25	0.23	(0.55)	(0.04)	0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.07)	0.81	0.80	0.04	0.57	0.85
Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.57)	(0.59)	(0.63)	(0.70)
Distributions from net realized gain	—	—	—	(0.02)	(0.02)	(0.02)
TOTAL DISTRIBUTIONS	(0.28)	(0.56)	(0.57)	(0.61)	(0.65)	(0.72)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.74	$10.09	$9.84	$9.61	$10.18	$10.26
Total Return[3]	(0.73)%	8.38%	8.76%	0.47%	5.72%	8.72%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.61%[4]	5.62%	6.01%	5.81%	5.90%	6.44%
Expense waiver/reimbursement[5]	0.06%[4]	0.08%	0.08%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,391,085	$5,588,643	$5,411,907	$4,276,989	$3,552,316	$2,974,552
Portfolio turnover	10%	23%	23%	24%	21%	17%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$10.10	$9.84	$9.44
Income From Investment Operations:
Net investment income (loss)	0.28	0.55	0.19
Net realized and unrealized gain (loss)	(0.35)	0.27	0.40
TOTAL FROM INVESTMENT OPERATIONS	(0.07)	0.82	0.59
Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.19)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.75	$10.10	$9.84
Total Return[3]	(0.72)%	8.49%	6.27%
Ratios to Average Net Assets:
Net expenses	0.48%[4]	0.49%	0.48%[4]
Net investment income	5.61%[4]	5.56%	5.75%[4]
Expense waiver/reimbursement[5]	0.02%[4]	0.03%	0.04%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,434,476	$1,272,467	$46,470
Portfolio turnover	10%	23%	23%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $431,659,371 of investment in affiliated holdings (identified cost $6,734,870,031)		$6,688,815,285
Income receivable		107,249,278
Receivable for investments sold		20,825,144
Receivable for shares sold		51,952,677
TOTAL ASSETS		6,868,842,384
Liabilities:
Payable for investments purchased	$16,049,385
Payable for shares redeemed	20,283,228
Income distribution payable	5,976,256
Payable to adviser (Note 5)	70,762
Payable for administrative fees (Note 5)	14,858
Payable for Directors'/Trustees' fees (Note 5)	166
Accrued expenses (Note 5)	886,540
TOTAL LIABILITIES		43,281,195
Net assets for 700,448,275 shares outstanding		$6,825,561,189
Net Assets Consist of:
Paid-in capital		$6,934,909,229
Net unrealized depreciation		(46,054,746)
Accumulated net realized loss		(63,156,673)
Distributions in excess of net investment income		(136,621)
TOTAL NET ASSETS		$6,825,561,189
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,391,085,261 ÷ 553,296,898 shares outstanding), no par value, unlimited shares authorized		$9.74
Offering price per share		$9.74
Redemption proceeds per share (98.00/100 of $9.74)		$9.55
Class R6 Shares:
Net asset value per share ($1,434,475,928 ÷ 147,151,377 shares outstanding), no par value, unlimited shares authorized		$9.75
Offering price per share		$9.75
Redemption proceeds per share (98.00/100 of $9.75)		$9.56
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2018 (unaudited)
Investment Income:
Interest			$198,093,064
Dividends received from affiliated holdings (see footnotes to Portfolio of Investments)			11,175,325
TOTAL INCOME			209,268,389
Expenses:
Investment adviser fee (Note 5)		$13,718,901
Administrative fee (Note 5)		2,748,959
Custodian fees		108,299
Transfer agent fee (Note 2)		1,711,487
Directors'/Trustees' fees (Note 5)		28,732
Auditing fees		18,467
Legal fees		3,877
Portfolio accounting fees		86,682
Share registration costs		80,459
Printing and postage		131,600
Miscellaneous (Note 5)		32,253
TOTAL EXPENSES		18,669,716
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(757,512)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,009,957)
TOTAL WAIVER AND REIMBURSEMENTS		(1,767,469)
Net expenses			16,902,247
Net investment income			192,366,142
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(18,293) on sales of investments in affiliated fund holdings)			9,809,403
Net change in unrealized appreciation of investments (including change in net unrealized appreciation of $(10,990,394) of investments in affiliated holdings)			(255,566,463)
Net realized and unrealized loss on investments			(245,757,060)
Change in net assets resulting from operations			$(53,390,918)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$192,366,142	$351,426,568
Net realized gain	9,809,403	31,298,901
Net change in unrealized appreciation/depreciation	(255,566,463)	118,619,401
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(53,390,918)	501,344,870
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(152,828,800)	(308,561,048)
Class R6 Shares	(40,899,053)	(39,156,844)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(193,727,853)	(347,717,892)
Share Transactions:
Proceeds from sale of shares	1,434,291,006	3,599,223,311
Net asset value of shares issued to shareholders in payment of distributions declared	160,391,347	272,043,144
Cost of shares redeemed	(1,383,563,845)	(2,622,881,086)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	211,118,508	1,248,385,369
Redemption Fees	451,997	720,547
Change in net assets	(35,548,266)	1,402,732,894
Net Assets:
Beginning of period	6,861,109,455	5,458,376,561
End of period (including (distributions in excess of) undistributed net investment income of $(136,621) and $1,225,090, respectively)	$6,825,561,189	$6,861,109,455
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,767,469 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

For the six months ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$1,621,141	$(1,009,957)
Class R6 Shares	90,346	—
TOTAL	$1,711,487	$(1,009,957)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	91,553,714	$910,547,568	229,477,474	$2,292,299,933
Shares issued to shareholders in payment of distributions declared	12,561,305	124,248,972	24,887,759	249,476,781
Shares redeemed	(104,491,408)	(1,036,030,992)	(250,771,543)	(2,506,421,814)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(376,389)	$(1,234,452)	3,593,690	$35,354,900

	Six Months Ended 4/30/2018		Year Ended 10/31/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	52,641,663	$523,743,438	130,614,474	$1,306,923,378
Shares issued to shareholders in payment of distributions declared	3,651,236	36,142,375	2,236,404	22,566,363
Shares redeemed	(35,148,426)	(347,532,853)	(11,564,482)	(116,459,272)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	21,144,473	$212,352,960	121,286,396	$1,213,030,469
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	20,768,084	$211,118,508	124,880,086	$1,248,385,369
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares and Class R6 Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2018 and year ended October 31, 2017, the redemption fees for Institutional Shares amounted to $357,292 and $634,815, respectively. For the six months ended April 30, 2018 and period ended October 31, 2017, the redemption fees for Class R6 Shares amounted to $94,705 and $85,732, respectively.
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $6,724,064,547. The net unrealized depreciation of investments for federal tax purposes was $35,249,262. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $129,430,364 and net unrealized depreciation from investments for those securities having an excess of cost over value of $164,679,626.
At October 31, 2017, the Fund had a capital loss carryforward of $82,532,184 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$82,532,184	$82,532,184
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2018, the Adviser voluntarily waived $683,760 of its fee and reimbursed $1,009,957 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2018, the Adviser reimbursed $73,752.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019 ; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $11,650,859.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$892,179,832
Sales	$639,642,522
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Semi-Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$992.70	$2.42
Class R6 Shares	$1,000	$992.80	$2.37
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.40	$2.46
Class R6 Shares	$1,000	$1,022.40	$2.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Class R6 Shares	0.48%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
CUSIP 31420B847
28539 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018